Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

3.Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2022 and 2023 primarily consist of the following currencies:

	December 31, 2022	December 31, 2023
	RMB	RMB
Cash and cash equivalents:
RMB	415,670	405,467
US$	149,227	81,253
Others	3,295	8,245
Total cash and cash equivalents	568,192	494,965